Goodwill and intangible assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets:

Goodwill
Balance at December 31, 2018	$137,190
Addition from acquisition of Atlantic Capital branches	31,961
Relief of goodwill due to sale of TPO mortgage delivery channel	(100)
Balance at December 31, 2019	$169,051

Balance at December 31, 2019	$169,051
Addition from acquisition of Farmers National	6,319
Addition from acquisition of Franklin	67,191
Balance at December 31, 2020	$242,561
Goodwill is tested annually, or more often if circumstances warrant, for impairment. Impairment exists when a reporting unit's carrying value exceeds its fair value. As of December 31, 2020, the Company performed a quantitative assessment and determined it was more likely than not that the fair value of the reporting units exceeded its carrying value, including goodwill. As such, no impairment was indicated. The Company performed a qualitative test of goodwill for impairment as of December 31, 2019 and determined there to be no impairment. The Company recorded $100 in relief of goodwill during the year ended December 31, 2019, related to the sale of the TPO mortgage delivery channel. See Note 2, "Mergers & Acquisitions" for information on the calculation of goodwill for each of our mergers and acquisitions.
Core deposit and other intangibles include core deposit intangibles, customer base trust intangible and manufactured housing servicing intangible. The composition of core deposit and other intangibles as of December 31, 2020 and December 31, 2019 is as follows:

	Core deposit and other intangibles
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
December 31, 2020
Core deposit intangible	$59,835	$(38,807)	$21,028
Customer base trust intangible	1,600	(547)	1,053
Manufactured housing servicing intangible	1,088	(743)	345
Total core deposit and other intangibles	$62,523	$(40,097)	$22,426

December 31, 2019
Core deposit intangible	$49,675	$(33,861)	$15,814
Customer base trust intangible	1,600	(387)	1,213
Manufactured housing servicing intangible	1,088	(526)	562
Total core deposit and other intangibles	$52,363	$(34,774)	$17,589
During the first quarter of 2020, the Company recorded $2,490 of core deposit intangibles resulting from the Farmers National acquisition, which is being amortized over a weighted average life of approximately 4 years. During the third quarter of 2020, the Company recorded $7,670 of core deposit intangibles resulting from the Franklin merger, which is being amortized over a weighted average life of approximately 4 years.
The estimated aggregate future amortization expense of core deposit and other intangibles is as follows:

2021	$5,477
2022	4,586
2023	3,658
2024	2,946
2025	2,306
Thereafter	3,453
$22,426